New Accounting Pronouncements	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Standards Update and Change in Accounting Principle [Abstract]
New Accounting Pronouncements
(2)	New Accounting Pronouncements
Recently Adopted Accounting Guidance
Interim Reporting
In December 2025, the FASB issued ASU
No. 2025-11,
“Interim Reporting (Topic 270): Narrow-Scope Improvements)”. ASU
2025-11
is intended to clarify what disclosures should be provided and clarify when the guidance is applicable. The amendments of ASU
2025-11
should be applied prospectively and are effective for annual and interim periods beginning after December 15, 2027, with early adoption permitted. As of March 31, 2026, the Company’s disclosures are consistent with the amendment.
Measurement of Credit Losses Disclosures
In July 2025, the FASB issued ASU
No. 2025-05,
“Financial Instruments-Credit Losses (Topic 326) - Measurement of Credit Losses for Accounts Receivable and Contract Assets”. ASU
2025-05
provides a practical expedient that allows entities to assume that current conditions as of the balance sheet date do not change for the remaining life of the asset when estimating expected credit losses for current accounts receivable and current contract assets. The amendments of ASU
2025-05
should be applied prospectively and are effective for annual and interim periods beginning after December 15, 2025, with early adoption permitted. As of March 31, 2026, the Company’s disclosures are consistent with the amendment.
Accounting Standards Issued but Not Yet Adopted
Government Grants
In December 2025, the FASB issued ASU
No. 2025-10,
“Government Grants (Topic 832)”. ASU
2025-10
establishes authoritative guidance regarding recognition, measurement and presentation for government grants received by business entities. The amendments of ASU
2025-10
should be applied prospectively and are effective for annual and interim periods beginning after December 15, 2028, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU
2025-10
on its consolidated financial statements and related disclosures.
Derivatives and Hedging and Revenue with Contracts with Customers
In September 2025, the FASB issued ASU
No. 2025-07,
“
Derivatives and Hedging (Topic 815) and Revenue from Contract with Customers (Topic 606)
”. ASU
2025-07
addresses stakeholders concerns about i) the application of derivative accounting to contracts with features based on activities or operations of a party to the contract and ii) the diversity of accounting for share -based non-cash
consideration. The amendments of ASU
2025-07
should be applied prospectively and are effective for annual and interim periods beginning after December 15, 2026, with early adoption permitted. The Company has evaluated the impact of adopting ASU
2025-07
and has concluded that this will not have a substantial impact on the Company’s consolidated financial statements or related disclosures.
Intangibles - Goodwill and Other -
Internal-Use
Software
In September 2025, the FASB issued ASU
No. 2025-06,
“
Intangibles - Goodwill and Other -
Internal-Use
Software (Subtopic
350-40)
”. ASU
2025-06
modernizes the accounting for software costs that are accounted for under Subtopic
350-40.
The amendments of ASU
2025-06
should be applied prospectively and are effective for annual and interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU
2025-06
on its consolidated financial statements and related disclosures.
Income Statement Reporting Comprehensive Income Disclosures
In November 2024, the FASB issued ASU
2024-03,
“
Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures
”. ASU
2024-03
will require disclosure of specific cost and expense information in the notes to the financial statements. Disclosure shall include inventory purchases, employee compensation, depreciation and intangible asset amortization presented in the face of the income statement for continuing operations. It shall also include certain amounts already disclosed under GAAP in the same disclosure as other disaggregation requirements as well as disclose a qualitative description and the amount of selling expenses. ASU
2024-03
will be effective for the Company in annual periods beginning after December 15, 2026. The amendment contemplates changes in disclosures only and the Company continues to assess the impacts of the amendment.

(2)	New Accounting Pronouncements
Recently Adopted Accounting Guidance
Reportable Segment Disclosures
In November 2023, the FASB issued ASU
2023-07,
“Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” ASU
2023-07
is intended to improve the disclosures for reportable segments and provide more detailed information about a reportable segment’s expenses. This requires disclosure of significant segment expense categories, amounts for each reportable segment, disclosure of the title and position of the Chief Operating Decision Maker and how they use the measure of the segments’ profit or loss to assess performance and allocate resources. ASU
2023-07
was effective for the Company in fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024. As of December 31, 2025, the Company’s disclosures are consistent with the amendment.
Income Tax Disclosures
In December 2023, the FASB issued ASU
2023-09,
“Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” ASU
2023-09
will require disclosure of specific categories in a tabular rate reconciliation using both percentages and currency amounts, and provide additional information for reconciling items that meet a quantitative threshold. Further requirements include a qualitative description of the tax jurisdictions, an explanation of the reconciling items disclosed and disclosure regarding income taxes paid. ASU
2023-09
eliminates the requirement to disclose the nature and estimate of range in unrecognized tax benefits and disclosures of the cumulative amount of each type of temporary difference when a deferred tax liability is not recognized. ASU
2023-09
was effective for the Company in annual periods beginning after December 15, 2024. As of December 31, 2025, the Company’s disclosures are consistent with the amendment.

Accounting Standards Issued but Not Yet Adopted
Interim Reporting
In December 2025, the FASB issued ASU
No. 2025-11,
“Interim Reporting (Topic 270): Narrow-Scope Improvements.” ASU
2025-11
is intended to clarify what disclosures should be provided and clarify when the guidance is applicable. The amendments of ASU
2025-11
should be applied prospectively and are effective for annual and interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU
2025-11
on its consolidated financial statements and related disclosures.
Government Grants
In December 2025, the FASB issued ASU
No. 2025-10,
“Government Grants (Topic 832).” ASU
2025-10
establishes authoritative guidance regarding recognition, measurement and presentation for government grants received by business entities. The amendments of ASU
2025-10
should be applied prospectively and are effective for annual and interim periods beginning after December 15, 2028, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU
2025-10
on its consolidated financial statements and related disclosures.
Derivatives and Hedging and Revenue with Contracts with Customers
In September 2025, the FASB issued ASU
No. 2025-07,
“Derivatives and Hedging (Topic 815) and Revenue from Contract with Customers (Topic 606).” ASU
2025-07
addresses stakeholders’ concerns about (i) the application of derivative accounting to contracts with features based on activities or operations of a party to the contract and (ii) the diversity of accounting for share -based non-cash
consideration. The amendments of ASU
2025-07
should be applied prospectively and are effective for annual and interim periods beginning after December 15, 2026, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU
2025-07
on its consolidated financial statements and related disclosures.
Intangibles - Goodwill and Other -
Internal-Use
Software
In September 2025, the FASB issued ASU
No. 2025-06,
“Intangibles - Goodwill and Other -
Internal-Use
Software (Subtopic
350-40).”
ASU
2025-06
modernizes the accounting for software costs that are accounted for under Subtopic
350-40.
The amendments of ASU
2025-06
should be applied prospectively and are effective for annual and interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU
2025-06
on its consolidated financial statements and related disclosures.
Measurement of Credit Losses Disclosures
In July 2025, the FASB issued ASU
No. 2025-05,
“Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets.” ASU
2025-05
provides a practical expedient that allows entities to assume that current conditions as of the balance sheet date do not change for the remaining life of the asset when estimating expected credit losses for current accounts receivable and current contract assets. The amendments of ASU
2025-05
should be applied prospectively and are effective for annual and interim periods beginning after December 15, 2025, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU
2025-05
on its consolidated financial statements and related disclosures.
Income Statement Reporting Comprehensive Income Disclosures
In November 2024, the FASB issued ASU
2024-03,
“Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures.” ASU
2024-03
will require disclosure of specific cost and expense

information in the notes to the financial statements. Disclosure shall include inventory purchases, employee compensation, depreciation and intangible asset amortization presented in the face of the income statement for continuing operations. It shall also include certain amounts already disclosed under GAAP in the same disclosure as other disaggregation requirements as well as disclose a qualitative description and the amount of selling expenses. ASU
2024-03
will be effective for the Company in annual periods beginning after December 15, 2026. The amendment contemplates changes in disclosures only and the Company continues to assess the impacts of the amendment.